Investments in associates and joint ventures - Reconciliation of equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in associates and joint ventures [Line Items]
Investments in joint ventures	$ 5,749,030	$ 1,383,379
Proportion of ownership interest in joint venture	50.00%
Other Comprehensive Income, Net of Tax, Sale of Joint Ventures	$ 361,728	0	$ 0
Profit or loss	426,164	76,336	$ 366,904
Ecopetrol Business Group
Disclosure of Investments in associates and joint ventures [Line Items]
Profit or loss	85,509	193,367
Interligacao Eletrica do Madeira
Disclosure of Investments in associates and joint ventures [Line Items]
Investments in joint ventures	$ 2,504,773
Proportion of ownership interest in joint venture	51.00%
Ecopetrol's ownership	$ 1,277,434
Carrying amount of the investment	1,277,434
Transmissora Alianca de Energia Eletrica
Disclosure of Investments in associates and joint ventures [Line Items]
Investments in joint ventures	$ 4,873,821
Proportion of ownership interest in joint venture	14.88%
Ecopetrol's ownership	$ 725,185
Additional value of the investment	197,070
Carrying amount of the investment	922,255
Equion Energy Limited
Disclosure of Investments in associates and joint ventures [Line Items]
Investments in joint ventures	$ 2,960,397	$ 2,499,319
Proportion of ownership interest in joint venture	51.00%	51.00%
Ecopetrol's ownership	$ 1,509,802	$ 1,274,654
Additional value of the investment	375,694	375,693
Unrealized gain	(24,862)	(7,612)
Impairment	(398,104)	(314,460)
Carrying amount of the investment	$ 1,462,530	1,328,275
Offshore International Group
Disclosure of Investments in associates and joint ventures [Line Items]
Investments in joint ventures		$ 543,620
Proportion of ownership interest in joint venture		50.00%
Ecopetrol's ownership		$ 271,811
Additional value of the investment		341,447
Impairment		(609,826)
Carrying amount of the investment		$ 3,432